Commitments and Contingencies (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Commitments and Contingencies
Remaining lease obligations under capital leases	$ 46,500,000
Future lease payments under capital leases
2013	10,600,000
2014	10,900,000
2015	10,100,000
2016	8,500,000
2017	6,300,000
2018 and thereafter	100,000
Accrued self-insured claims
Reconciliation of beginning and ending accrued self-insured claims, net
Balance at the beginning of the period	108,082,000	121,692,000
Provision for self-insured claims	35,413,000	26,052,000
Cash payments	(39,670,000)	(39,662,000)
Balance at the end of the period	$ 103,825,000	$ 108,082,000